UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4803

Oppenheimer Rochester Short Duration High Yield Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2018 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—107.1%
Alabama—1.2%
$3,855,000	Fairfield, AL GO1	6.000%	06/01/2031	12/06/2027	B	$3,762,364
1,400,000	Mobile, AL Improvement District (McGowin Park)[1]	5.000	08/01/2025	06/24/2023	B	1,425,102
200,000	Mobile, AL Improvement District (McGowin Park)[1]	5.250	08/01/2030	07/18/2026	A	201,982
6,550,000	Selma, AL Industrial Devel. Board (International Paper Company)[1]	6.250	11/01/2033	11/01/2019	A	6,756,260
25,000	Talladega County, AL GO1	5.250	01/01/2029	01/31/2019	A	25,058
						12,170,766

Arizona—1.8%
1,955,000	AZ IDA (Accel Schools)[1]	5.000	08/01/2033	08/01/2033		1,933,006
495,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000	07/01/2030	07/01/2027	A	563,577
515,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000	07/01/2031	07/01/2027	A	584,293
545,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000	07/01/2032	07/01/2027	A	616,161
575,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000	07/01/2033	07/01/2027	A	647,806
600,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000	07/01/2034	07/01/2027	A	673,608
375,000	AZ IDA (Mater Academy of Nevada)[1]	4.750	12/15/2028	11/16/2025	A	377,708
2,000,000	Maricopa County, AZ Pollution Control (El Paso Electric Company)[1]	7.250	02/01/2040	02/01/2019	A	2,008,120
8,240,000	Pima County, AZ IDA (Arizona Charter School)[1,2]	5.375	07/01/2031	07/01/2020	A	8,725,254
415,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.000	09/01/2026	06/09/2023	B	419,183
2,290,000	Tempe, AZ IDA (Mirabella at ASUN)[1]	4.000	10/01/2023	10/01/2020	A	2,292,954
						18,841,670

Arkansas—0.2%
75,000	AR Devel. Finance Authority (Madison Industrial Devel./ Community Living Obligated Group)[1]	5.800	12/01/2020	01/31/2019	A	75,224
15,000	AR Devel. Financing Authority Tobacco Settlement (Biosciences Institute College)[1]	5.125	12/01/2028	01/31/2019	A	15,011

1      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arkansas (Continued)
$2,245,000	Independence County, AR Public Health Education & Hsg. Facilities Board (White River Health System)[1]	5.400%	06/01/2023	06/01/2020	A	$2,328,626
						2,418,861

California—16.5%
590,000	Atwater, CA Wastewater[1]	5.000	05/01/2030	05/01/2027	A	693,946
700,000	Atwater, CA Wastewater[1]	5.000	05/01/2033	05/01/2027	A	814,226
95,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	01/31/2019	A	95,226
345,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	01/31/2019	A	349,795
1,795,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	01/31/2019	A	1,813,309
3,180,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2027	01/31/2019	A	3,181,940
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	01/31/2019	A	2,538,968
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	01/31/2019	A	136,231
22,500,000	CA GO3	4.000	11/01/2033	11/01/2033		24,232,894
2,360,000	CA GO1	5.375	06/01/2026	06/01/2019	A	2,393,182
1,650,000	CA GO1	6.500	04/01/2033	04/01/2019	A	1,668,958
1,970,000	CA GO1	6.500	04/01/2033	04/01/2019	A	1,994,270
1,825,000	CA Golden State Tobacco Securitization Corp.[1]	5.000	06/01/2028	06/01/2027	A	2,022,921
5,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	3.500	06/01/2036	09/17/2025	B	4,937,850
145,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2029	06/01/2027	A	159,725
50,000,000	CA Health Facilities Financing Authority (El Camino Hospital)[3]	5.750	11/15/2031	09/30/2027	A	53,796,500
10,950,000	CA Pollution Control Financing Authority (Calplant I)	7.500	07/01/2032	05/23/2024	A	11,296,567
150,000	CA Public Works[1]	6.625	11/01/2034	11/01/2019	A	150,681
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125	04/01/2028	04/01/2019	A	1,517,145
600,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	10/01/2019	A	618,792
160,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	01/31/2019	A	161,091
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	10/01/2019	A	228,006
2,140,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.000	11/01/2021	09/05/2020	A	2,290,956
4,790,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2022	03/01/2019	A	4,815,483

2      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$4,785,000	Fullerton, CA Public Financing Authority[1]	5.000%	09/01/2023	03/01/2019	A	$4,810,456
2,750,000	Huntington Park, CA Public Financing Authority[1]	5.000	09/01/2022	01/31/2019	A	2,756,985
225,000	Irvine, CA Unified School District[1]	5.000	09/01/2033	09/01/2027	A	248,778
155,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2028	01/31/2019	A	155,203
3,820,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	01/31/2019	A	3,820,993
3,535,000	Mountain House, CA Public Financing Authority Utility System[1]	5.200	12/01/2032	01/31/2019	A	3,543,166
605,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000	09/01/2026	09/01/2022	A	665,603
10,000,000	Northern CA Energy Authority[1]	4.000[4]	07/01/2049	04/01/2024	A	10,466,200
170,000	Northern, CA Inyo County Local Hospital District[1]	6.000	12/01/2021	08/09/2020	A	175,335
460,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	03/02/2019	A	464,490
2,000,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)[1]	5.000	09/01/2022	01/31/2019	A	2,005,280
230,000	Riverside County, CA Public Financing Authority COP[5]	5.750	05/15/2019	05/15/2019		195,500
75,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	12/16/2020	B	80,592
5,405,000	Sacramento County, CA COP (Juvenile Courthouse)[1]	5.000	12/01/2034	01/31/2019	A	5,416,837
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		25,719
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		10,625
600,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		637,512
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		245,147
1,000,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		1,089,540
125,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2022	10/01/2022		139,620
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	02/14/2019	A	427,839
1,500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.250	09/01/2029	09/01/2019	A	1,543,320
7,485,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	05/15/2019	A	7,484,775

3      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$110,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375%	09/01/2021	01/31/2019	A	$110,039
740,000	Vernon, CA Electric System[1]	5.125	08/01/2021	08/01/2019	A	752,713
3,200,000	West Covina, CA Public Financing Authority (Big League Dreams)[1]	5.000	06/01/2030	01/31/2019	A	3,207,488
						172,388,417

Colorado—1.2%
500,000	Arista, CO Metropolitan District	4.375	12/01/2028	05/10/2026	A	502,810
5,000,000	CO Health Facilities Authority (Catholic Health Initiatives)[1]	5.500	07/01/2034	07/01/2019	A	5,085,900
4,000,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000	01/15/2034	07/15/2020	A	4,041,440
265,000	Denver, CO City & County Airport[1]	6.125	11/15/2025	01/31/2019	A	273,930
310,000	Denver, CO Health & Hospital Authority (550 Acoma)[1]	5.000	12/01/2028	12/01/2028		355,080
500,000	Denver, CO Health & Hospital Authority (550 Acoma)[1]	5.000	12/01/2029	12/01/2028	A	569,980
350,000	Denver, CO Health & Hospital Authority (550 Acoma)[1]	5.000	12/01/2030	12/01/2028	A	397,404
375,000	Denver, CO Health & Hospital Authority (550 Acoma)[1]	5.000	12/01/2031	12/01/2028	A	423,769
455,000	Denver, CO Health & Hospital Authority (550 Acoma)[1]	5.000	12/01/2032	12/01/2028	A	513,354
						12,163,667

Connecticut—0.1%
525,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1,2]	5.500	01/01/2020	01/17/2019	A	533,059

District of Columbia—6.1%
50,000	District of Columbia (Howard University)[1]	6.250	10/01/2032	04/01/2021	A	54,824
50,000	District of Columbia (Howard University)[1]	6.250	10/01/2032	04/01/2021	A	52,312
2,915,000	District of Columbia (United Negro College Fund)[1]	6.875	07/01/2040	07/01/2020	A	3,130,360
5,000	District of Columbia Ballpark[1]	5.000	02/01/2031	02/01/2019	A	5,009
100,000	District of Columbia Tax Increment (Mandarin Oriental Hotel)[1]	5.250	07/01/2022	01/31/2019	A	100,273
32,600,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500	05/15/2033	12/06/2021	B	35,098,790
24,435,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750	05/15/2040	01/31/2019	A	25,251,862
						63,693,430

4      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida—4.0%
$45,000	Broward County, FL HFA (Golden Villas)[1]	6.750%[4]	10/01/2045	01/31/2019	A	$45,087
15,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.650	11/01/2022	01/31/2019	A	15,036
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.700	11/01/2029	01/31/2019	A	20,057
45,000	Celebration, FL Community Devel. District[1]	5.000	05/01/2020	01/31/2019	A	45,025
30,000	Celebration, FL Community Devel. District[1]	5.000	05/01/2022	01/31/2019	A	30,010
50,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.900	11/01/2022	01/31/2019	A	50,075
550,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950	11/01/2027	01/31/2019	A	550,682
380,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000	11/01/2032	01/31/2019	A	380,452
770,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	01/31/2019	A	770,955
115,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	01/31/2019	A	115,431
230,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750	09/01/2029	01/31/2019	A	231,046
135,000	East Homestead, FL Community Devel. District[1,2]	7.250	05/01/2021	05/01/2021		140,855
600,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	07/01/2020		635,820
500,000	FL Capital Trust Agency (Elim Senior Hsg.)[1]	5.000	08/01/2027	04/08/2025	B	492,110
1,000,000	FL Capital Trust Agency (Elim Senior Hsg.)[1]	5.375	08/01/2032	09/09/2030	B	979,680
660,000	FL Capital Trust Agency (Viera Charter School)[1]	4.000	10/15/2029	02/27/2026	B	632,557
1,000,000	FL HEFFA (Nova Educational Facilities)[1]	5.000	04/01/2022	04/01/2022		1,087,840
150,000	FL HFA[1]	6.300	09/01/2036	01/31/2019	A	150,204
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300	09/01/2036	01/31/2019	A	75,102
3,490,000	FL HFC (Homeowner Mtg.)[1,2]	3.650	07/01/2041	11/01/2020	B	3,400,970
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	01/31/2019	A	3,670,461
6,660,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.750	10/01/2024	01/31/2019	A	6,676,184
7,990,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	01/31/2019	A	8,009,176
3,060,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	01/31/2019	A	3,065,906
1,300,000	Lake Helen, FL Educational Facilities (Ivy Hawn Charter School)[1]	5.375	07/15/2038	06/19/2034	B	1,294,527

5      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000%	04/01/2022	04/01/2022		$1,638,636
1,095,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2023	04/01/2022	A	1,177,629
25,000	Palm Beach County, FL Health Facilities Authority (Harbours Edge)[1]	6.000	11/15/2024	01/31/2019	A	25,069
3,000,000	Palm Beach County, FL HFA (ARLC/LVE/AT/ASCS/AMS Obligated Group)[1]	5.000	11/15/2032	11/15/2026	A	3,274,650
5,000	Palm Beach County, FL HFA (Riverview House)[1]	5.150	09/01/2019	01/31/2019	A	5,011
110,000	Palm Beach County, FL HFA (Riverview House)[1]	5.250	09/01/2031	01/31/2019	A	110,391
1,215,000	Pembroke Harbor, FL Community Devel. District Special Assessment[1]	7.000	05/01/2038	01/31/2019	A	1,219,969
25,000	Quincy, FL Utilities[1]	5.000	10/01/2029	01/31/2019	A	25,054
211,571	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	203,241
560,000	South Lake County, FL Hospital District (South Lake Hospital)[1]	6.000	04/01/2029	04/01/2019	A	564,418
360,000	South-Dade, FL Venture Community Devel. District[1]	4.250	05/01/2020	05/01/2020		368,309
825,961	Waterford Estates, FL Community Devel. District Special Assessment[5,6]	5.125	05/01/2013	05/01/2013		784,663
						41,962,288

Georgia—3.6%
810,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	01/31/2019	A	811,564
3,000,000	Burke County, GA Devel. Authority (Oglethorpe Power Corp.)[1]	3.250 [4]	11/01/2045	02/03/2025	C	2,991,750
5,300,000	DeKalb, GA Private Hospital Authority (CHAF/EAS/EPG/CASvcs/ CSS/CHA/ECHEU/SRCMC Obligated Group)[1]	5.250	11/15/2039	11/15/2019	A	5,435,998
1,900,000	Floyd County, GA Devel. Authority (Lavender Mountain Senior Living)[1]	5.500	12/01/2028	01/10/2027	B	1,895,592
5,685,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	5,713,482
10,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2023	01/31/2019	A	10,027
1,600,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250	10/01/2027	10/01/2022	A	1,719,488

6      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia (Continued)
$1,280,000	Marietta, GA Devel. Authority (Life University)[1]	5.000%	11/01/2023	11/01/2023		$1,382,259
10,000,000	Morgan County, GA Hospital Authority (USDA Replacement Hospital)[1]	2.750	09/01/2019	09/01/2019		10,009,600
1,125,000	Oconee County, GA IDA (Westminster Presbyterian Homes)[1]	5.500	12/01/2028	12/01/2021	A	1,127,036
2,630,000	Oconee County, GA IDA (Westminster Presbyterian Homes)[1]	5.750	12/01/2028	07/31/2026	B	2,641,072
1,620,000	Randolph County, GA GO1	5.000	04/01/2022	10/23/2020	B	1,701,583
2,000,000	Valdosta & Lowndes County, GA Hospital Authority (South Georgia Medical Center)[1]	5.000	10/01/2033	01/31/2019	A	2,017,060
						37,456,511

Hawaii—1.1%
11,810,000	HI Hsg. & Community Devel. Corp. (Rent Hsg. System)[1]	4.600	07/01/2025	01/31/2019	A	11,895,623

Idaho—0.1%
300,000	ID Health Facilities Authority (Valley Vista Care Corp./Vista Community Hsg. Corp. Obligated Group)[1]	4.000	11/15/2027	05/12/2024	B	301,425
185,000	ID Hsg. & Finance Assoc. (Compass Public Charter School)[1]	4.625	07/01/2029	07/24/2026	B	184,012
130,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[1]	6.450	08/01/2032	02/01/2019	A	130,480
						615,917

Illinois—12.2%
900,000	Aurora, IL Tax Increment (River City)[1]	4.500	12/30/2023	01/27/2022	B	902,790
1,680,000	Berwyn, IL Park District[1]	5.375	12/01/2028	01/31/2019	A	1,681,982
425,000	Bradley, IL (Bradley Commons)[1]	5.000	01/01/2023	01/01/2023		445,502
455,000	Bradley, IL (Bradley Commons)[1]	5.000	01/01/2024	01/01/2024		478,355
485,000	Bradley, IL (Bradley Commons)[1]	5.000	01/01/2025	01/01/2025		509,570
505,000	Bradley, IL (Bradley Commons)[1]	5.000	01/01/2026	01/01/2026		531,139
530,000	Bradley, IL (Bradley Commons)[1]	5.000	01/01/2027	01/01/2027		558,169
1,900,000	Centerpoint, IL Intermodal Center Program[1]	4.000 [4]	06/15/2023	06/15/2023		1,908,512
1,085,000	Chicago, IL Board of Education[1,2]	6.000	01/01/2020	07/08/2019	B	1,098,226
18,235,000	Chicago, IL GO1	5.000	01/01/2029	01/31/2019	A	18,281,499
460,000	Chicago, IL GO1,2	5.000	01/01/2034	01/31/2019	A	460,405
5,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500	12/20/2019	01/31/2019	A	5,012

7      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$70,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600%	01/01/2041	01/15/2019	A	$70,127
250,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2028	01/01/2027	A	289,335
350,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2029	01/01/2027	A	402,923
1,500,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2029	01/01/2027	A	1,767,480
400,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2030	01/01/2027	A	458,348
3,000,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2030	01/01/2027	A	3,511,500
350,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2031	01/01/2027	A	399,199
1,405,749	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	01/19/2019	A	1,407,352
1,295,000	Cicero, IL GO1	5.000	12/01/2023	12/01/2022	A	1,415,901
1,005,000	Cicero, IL GO1	5.000	12/01/2024	12/01/2022	A	1,094,515
725,000	Cicero, IL GO1	5.000	12/01/2025	12/01/2022	A	783,399
5,000,000	Cook County, IL GO1	5.000	11/15/2021	11/15/2019	A	5,117,200
980,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250	12/01/2022	07/23/2021	B	971,435
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	06/01/2032		23,373,435
1,000,000	IL Finance Authority (Benedictine University)[1]	5.000	10/01/2030	10/01/2027	A	1,043,100
1,000,000	IL Finance Authority (Benedictine University)[1]	5.000	10/01/2033	10/01/2027	A	1,032,100
2,000,000	IL Finance Authority (Benedictine University)[1]	6.000	10/01/2028	01/31/2019	A	2,002,500
400,000	IL Finance Authority (Lake Forest College)[1]	5.000	10/01/2022	04/26/2021	B	415,176
2,700,000	IL Finance Authority (MercyH/MercyHS/RMH/RHP Obligated Group)[1]	5.000	12/01/2026	06/01/2026	A	3,087,234
335,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )[1]	6.125	05/15/2025	05/15/2019	A	340,085
1,875,000	IL Finance Authority (PHlth/Provena Senior Services Obligated Group)[1]	6.000	05/01/2028	05/01/2020	A	1,976,025
385,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group)[1]	6.125	05/15/2025	05/15/2019	A	391,060

8      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$10,595,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group)[1]	6.125%	05/15/2025	05/15/2019	A	$10,763,672
45,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group)[1]	7.750	08/15/2034	08/15/2019	A	46,611
140,000	IL Finance Authority (Roosevelt University)[1]	5.400	04/01/2027	01/31/2019	A	140,034
425,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)[1]	5.000	08/01/2027	08/01/2027		480,616
500,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)[1]	5.000	08/01/2028	08/01/2027	A	562,245
325,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)[1]	5.000	08/01/2029	08/01/2027	A	363,399
380,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)[1]	5.000	08/01/2030	08/01/2027	A	423,103
375,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)[1]	5.000	08/01/2031	08/01/2027	A	415,774
470,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)[1]	5.000	08/01/2033	08/01/2027	A	516,718
20,000	IL Finance Authority (RUMC/ RCMC/RCF Obligated Group)[1]	6.375	11/01/2029	05/01/2019	A	20,304
1,300,000	IL GO1	4.500	09/01/2024	01/31/2019	A	1,301,235
5,000,000	IL GO1	5.000	11/01/2022	11/01/2022		5,277,300
5,000,000	IL GO1	5.000	11/01/2023	11/01/2023		5,314,250
835,000	IL Hsg. Devel. Authority (Anchor Senior Living/Greenwood Senior Living Obligated Group)[1]	4.700	10/20/2026	01/31/2019	A	840,135
50,000	IL Medical District COP[1]	5.125	06/01/2026	01/31/2019	A	50,039
140,000	IL Medical District COP[1]	5.250	06/01/2032	01/31/2019	A	140,108
5,000,000	IL Sales Tax Securitization Corp.[1]	5.000	01/01/2032	01/01/2028	A	5,582,600
9,215,000	IL Sports Facilities Authority[1]	5.500 [7]	06/15/2030	01/25/2019	A	9,237,208
295,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2023	10/01/2022	A	321,414
275,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2024	10/01/2022	A	300,655
445,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2025	10/01/2022	A	486,349
400,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2026	10/01/2022	A	435,520

9      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$450,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000%	10/01/2027	10/01/2022	A	$488,952
20,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.000	01/01/2019	01/01/2019		20,000
270,000	Saint Clair County, IL School District No. 189 East Saint Louis[1,2]	5.100	01/01/2020	01/16/2019	A	270,265
545,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		545,414
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.250	01/01/2021	01/01/2021		1,002,990
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.375	01/01/2022	01/01/2021	A	1,004,210
1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.500	01/01/2023	01/01/2021	A	1,547,192
1,480,000	Yorkville, IL United City Special Services Area Special Tax[1]	4.600	03/01/2025	04/22/2023	B	1,448,846
						127,557,748

Indiana—1.6%
400,000	Evansville, IN Multifamily Hsg. (Silver Birch Evansville)[1]	4.800	01/01/2028	03/15/2025	B	385,284
1,000,000	Hobart, IN Building Corp.[1]	4.650	07/15/2028	01/15/2020	A	1,025,540
500,000	IN Finance Authority (Butler University)[1]	5.000	02/01/2022	02/01/2022		537,415
7,220,000	IN Finance Authority (Deaconess Health System)[1]	6.000 [4]	03/01/2029	03/01/2021	C	7,829,224
210,000	Indiana, IA Finance Authority (Irvington Community School)[1]	5.500	07/01/2028	09/19/2024	A	214,710
1,400,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	05/31/2020	D	1,463,266
4,800,000	Lake County, IN Building Corp.[1]	5.000	02/01/2024	11/23/2021	A	4,947,360
615,000	Mishawaka, IN Multifamily Hsg. (Silver Birch Mishawaka)[1]	5.100	01/01/2032	06/30/2027	B	608,100
						17,010,899

Iowa—0.2%
600,000	Ackley, IA Long Term Care (Presbyterian Village-Grand Jivant)[1]	4.500	08/01/2033	08/01/2023	A	609,906
660,000	Clear Lake, IA Senior Hsg. (Timbercrest Apartments)[1]	4.300	10/01/2028	10/12/2027	B	656,845
625,000	IA Finance Authority Senior Hsg. (PHS Council Bluffs)[1]	4.450	08/01/2028	09/02/2026	B	619,213
500,000	IA Finance Authority Senior Hsg. (PHS Council Bluffs)[1]	5.000	08/01/2033	08/01/2025	A	503,320
						2,389,284

10      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Kansas—0.0%
$455,000	Pittsburgh, KS Transportation Devel. District (N. Broadway- Pittsburgh Town Center)	4.800%	04/01/2027	12/25/2023	B	$385,913

Kentucky—0.7%
240,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2031	02/01/2019	A	240,581
515,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2033	02/01/2019	A	516,205
3,815,000	KY EDFA (Owensboro Medical Health System)[1]	6.000	06/01/2030	06/01/2020	A	4,033,332
1,000,000	Owen County, KY Waterworks System (AWCC/KAWC Obligated Group)[1]	5.625	09/01/2039	09/01/2019	A	1,022,860
920,000	Owen County, KY Waterworks System (AWCC/KAWC Obligated Group)[1]	6.250	06/01/2039	06/01/2019	A	936,514
						6,749,492

Louisiana—2.1%
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	01/31/2019	A	70,125
1,655,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	12/08/2019	B	1,642,256
360,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	07/03/2035	B	347,645
7,000,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2029	05/15/2019	A	7,076,860
6,470,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2030	05/15/2020	A	6,692,697
1,000,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2032	10/01/2028	A	1,152,330
715,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2033	10/01/2028	A	821,978
540,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2034	10/01/2028	A	615,454
515,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2034	10/01/2028	A	586,961
1,115,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2036	10/01/2028	A	1,263,841
755,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2037	10/01/2028	A	854,449
475,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2038	10/01/2028	A	536,304
						21,660,900

Maine—0.1%
500,000	ME Finance Authority (Supplemental Education Loan)[1]	5.000	12/01/2022	12/01/2022		539,700

11      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Maine (Continued)
$100,000	ME Finance Authority (Supplemental Education Loan)[1]	5.000%	12/01/2023	12/01/2023		$109,354
						649,054

Maryland—0.0%
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500	07/01/2026	01/31/2019	A	65,118

Massachusetts—2.7%
200,000	Lynn, MA Hsg. Authority & Neighborhood Devel.[1]	3.600	10/01/2023	07/02/2023	B	200,408
250,000	Lynn, MA Hsg. Authority & Neighborhood Devel.[1]	3.750	10/01/2024	07/02/2024	B	251,567
200,000	Lynn, MA Hsg. Authority & Neighborhood Devel.[1]	4.000	10/01/2025	07/03/2025	B	202,998
100,000	Lynn, MA Hsg. Authority & Neighborhood Devel.[1]	4.000	10/01/2026	07/03/2026	B	101,114
150,000	Lynn, MA Hsg. Authority & Neighborhood Devel.[1]	4.000	10/01/2027	07/03/2027	B	150,466
320,000	Lynn, MA Hsg. Authority & Neighborhood Devel.[1]	4.250	10/01/2028	07/02/2028	B	323,104
385,000	Lynn, MA Hsg. Authority & Neighborhood Devel.[1]	4.375	10/01/2029	07/02/2029	B	387,895
360,000	Lynn, MA Hsg. Authority & Neighborhood Devel.[1]	4.500	10/01/2030	07/03/2030	B	364,021
1,500,000	MA Devel. Finance Agency (Linden Ponds)[1]	5.000	11/15/2033	11/15/2028	A	1,559,145
1,470,000	MA Devel. Finance Agency (Plantation Apartments)[1]	5.000	12/15/2024	01/15/2019	A	1,479,702
3,250,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2022	01/31/2019	A	3,278,893
3,245,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2027	01/31/2019	A	3,274,010
955,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2032	01/31/2019	A	963,471
2,750,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2037	01/31/2019	A	2,774,283
30,000	MA Port Authority (Delta Air Lines)[1]	5.000	01/01/2021	01/31/2019	A	30,265
15,000	MA Port Authority (Delta Air Lines)[1]	5.200	01/01/2020	01/31/2019	A	15,132
10,000,000	MA Water Resources Authority[3]	5.250	08/01/2030	08/01/2030		12,680,350
						28,036,824

Michigan—0.9%
2,565,000	Ecorse City, MI GO1	5.800	11/01/2026	07/11/2021	A	2,785,410
100,000	George Washington Carver, MI Public School Academy COP[1]	8.125	09/01/2030	02/15/2026	B	70,141

12      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan (Continued)
$300,000	MI Finance Authority (Universal Learning Academy)[1]	5.000%	11/01/2023	12/07/2021	B	$303,957
500,000	MI Finance Authority (Universal Learning Academy)[1]	5.500	11/01/2028	12/11/2026	B	507,925
500,000	MI Finance Authority (Universal Learning Academy)[1]	6.000	11/01/2032	11/01/2028	A	515,295
1,000,000	MI Hospital Finance Authority (Ascension Health Credit Group)[1]	5.000	11/15/2025	11/15/2019	A	1,024,050
20,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2025	06/01/2022	A	21,803
50,000	MI Municipal Bond Authority[1]	6.000	11/01/2023	01/31/2019	A	50,168
1,730,000	MI Strategic Fund Limited Obligation (Oakland Corridor Partners)[1]	5.000	12/31/2032	12/31/2028	A	1,950,367
2,000,000	MI Strategic Fund Limited Obligation (Oakland Corridor Partners)[1]	5.000	12/31/2033	12/31/2028	A	2,245,780
50,000	Negaunee, MI Sanitary Sewage Disposal System[1]	4.800	01/01/2027	07/01/2019	A	50,712
						9,525,608

Minnesota—1.6%
1,250,000	Bethel, MN Senior Hsg. & Healthcare (Benedictine Living Communities - St. Peter Communities)[1]	5.000	12/01/2033	01/06/2032	B	1,244,750
1,680,000	Duluth, MN Hsg. & Redevel. Authority (Public Schools Academy)[1]	4.250	11/01/2028	12/03/2026	B	1,678,572
1,070,000	Duluth, MN Hsg. & Redevel. Authority (Public Schools Academy)[1]	5.000	11/01/2033	11/01/2028	A	1,107,749
590,000	Minneapolis, MN Charter School (Spero Academy)[1]	5.500	07/01/2027	04/10/2026	B	579,415
1,080,000	Minneapolis, MN Charter School (Spero Academy)[1]	6.000	07/01/2032	08/15/2030	B	1,065,280
4,525,000	Minneapolis, MN Multifamily Hsg. (1500 Nicollet Apts.)[1]	3.000 [4]	05/01/2021	05/01/2020	C	4,481,560
1,685,000	Minneapolis, MN Multifamily Hsg. (Riverside Homes)[1]	3.750 [4]	11/01/2021	11/01/2019	A	1,686,702
250,000	Minnetonka, MN Tax Increment (Preserve at Shady Oak)[1]	4.500	03/01/2033	02/08/2031	B	247,150
140,000	St. Paul, MN Hsg. & Redevel. Authority (Great River School)[1]	5.250	07/01/2033	07/01/2027	A	144,550
3,320,000	St. Paul, MN Hsg. & Redevel. Authority (Legends Berry Senior Apartments)[1]	3.750 [4]	09/01/2021	03/01/2020	A	3,321,760

13      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Minnesota (Continued)
$1,480,000	St. Paul, MN Hsg. & Redevel. Authority (Millberry Apartments)[1]	3.750% [4]	03/01/2021	08/01/2019	A	$1,480,222
						17,037,710

Mississippi—1.9%
4,300,000	MS Business Finance Corp. (Cooperative Energy Mississippi Electric)[1]	4.700	05/01/2024	05/01/2019	A	4,333,884
14,325,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	01/25/2019	A	14,353,650
720,000	MS Devel. Bank (George County Hospital Construction)[1]	5.000	09/01/2030	09/01/2024	A	780,379
						19,467,913

Missouri—1.4%
1,440,000	Branson, MO IDA (Branson Shoppes Redevel.)[1]	4.000	11/01/2025	11/01/2025		1,446,782
750,000	Branson, MO IDA (Branson Shoppes Redevel.)[1]	4.000	11/01/2026	11/01/2026		745,980
30,000	Cape Girardeau County, MO IDA (Procter & Gamble Company)[1]	5.300	05/15/2028	01/31/2019	A	30,055
235,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200	11/01/2022	03/31/2021	B	231,148
205,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	01/31/2019	A	205,609
3,270,000	MO H&EFA (Children’s Mercy Hospital)[1]	5.250	05/15/2029	05/15/2019	A	3,309,959
1,750,000	Northpark Lane, MO Community Improvement District[1]	4.500	11/01/2036	11/01/2025	A	1,783,885
3,835,000	Raytown, MO Annual Appropriation-Supported Tax (Raytown Live Redevel. Plan)[1]	5.125	12/01/2031	01/31/2019	A	3,837,876
30,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200	11/01/2021	01/31/2019	A	30,003
1,325,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)[1]	4.250	10/01/2034	10/01/2034		1,233,933
1,165,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2021	07/01/2021		1,243,172
100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	102,050
						14,200,452

Montana—0.0%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	01/31/2019	A	215,112

14      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nebraska—1.1%
$10,000,000	NE Central Plains Gas Energy[1]	5.000% [4]	03/01/2050	10/01/2023	A	$10,910,800

Nevada—0.5%
610,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2019	02/01/2019		610,604
345,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2020	02/01/2020		349,068
575,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2021	02/01/2021		585,649
375,000	Las Vegas, NV Special Improvement District No. 607[1]	5.000	06/01/2022	06/01/2022		395,149
350,000	Las Vegas, NV Special Improvement District No. 607[1]	5.000	06/01/2023	06/01/2023		371,129
150,000	Las Vegas, NV Special Improvement District No. 607[1]	5.000	06/01/2024	06/01/2024		158,499
80,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	01/31/2019	A	80,115
850,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	01/31/2019	A	851,173
1,865,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2026	01/31/2019	A	1,867,238
						5,268,624

New Hampshire—0.9%
8,010,000	NH H&EFA (Hillside Village)[1]	4.125	07/01/2024	07/01/2019	A	8,025,700
1,585,000	NH H&EFA (Hillside Village)[1]	5.250	07/01/2027	09/12/2024	B	1,588,740
						9,614,440

New Jersey—4.8%
6,500,000	NJ EDA (Cigarette Tax)[1]	5.000	06/15/2023	06/15/2022	A	6,989,255
210,000	NJ EDA (Friends of Teaneck Community Charter School)[1]	4.250	09/01/2027	10/02/2025	B	205,815
215,000	NJ EDA (Golden Door Charter School)[1]	5.125	11/01/2029	11/18/2026	A	218,722
395,000	NJ EDA (Hatikvah International Academy Charter School)[1]	5.000	07/01/2027	08/21/2025	B	406,566
1,820,000	NJ EDA (Marion P Thomas Charter School)	4.750	10/01/2028	02/23/2025	B	1,808,661
70,000	NJ EDA (Municipal Rehabilitation)[1]	4.625	04/01/2025	01/25/2019	A	70,135
325,000	NJ EDA (University Heights Charter School)[1]	4.700	09/01/2028	02/23/2026	B	325,731
3,210,000	NJ Health Care Facilities Financing Authority (Virtua Health/Virtua Memorial Hospital Burlington County Obligated Group)[1]	5.500	07/01/2038	07/01/2019	A	3,267,234
3,010,000	NJ Health Care Facilities Financing Authority (Virtua Health/Virtua Memorial Hospital Burlington County Obligated Group)[1]	5.750	07/01/2033	07/01/2019	A	3,068,876

15      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$16,425,000	NJ Tobacco Settlement Financing Corp.[1]	3.200%	06/01/2027	07/11/2021	B	$16,448,816
4,850,000	NJ Transportation Trust Fund Authority	3.726 [8]	12/15/2028	12/15/2028		3,384,087
845,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2030	06/15/2026	A	933,894
2,680,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2031	06/15/2026	A	2,948,965
10,000,000	NJ Turnpike Authority[3]	4.000	01/01/2035	01/01/2035		10,349,108
						50,425,865

New Mexico—0.2%
2,000,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	5.900	06/01/2040	06/01/2020	A	2,093,080

New York—7.2%
530,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)[1]	5.000	10/01/2028	01/16/2025	B	554,518
2,445,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)[1]	5.000	10/01/2038	10/01/2028	A	2,446,687
890,925	Johnson City, NY GO	4.000	10/03/2019	10/03/2019		895,094
325,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	01/31/2019	A	326,069
525,000	NY Counties Tobacco Trust III (TASC)[1]	6.000	06/01/2043	01/15/2019	A	525,777
1,935,000	NY Counties Tobacco Trust VI1	5.625	06/01/2035	02/27/2024	B	2,051,197
4,250,000	NY Counties Tobacco Trust VI1	6.000	06/01/2043	06/25/2027	B	4,539,595
11,000,000	NYC Transitional Finance Authority (Building Aid)[3]	5.000	07/15/2036	07/15/2036		12,591,920
3,985,003	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	01/31/2019	A	4,139,741
5,055,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	01/31/2019	A	5,251,437
40,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	01/31/2019	A	41,962,400
						75,284,435

North Carolina—0.5%
85,000	NC Medical Care Commission (Scotland Memorial Hospital)[1]	5.500	10/01/2019	01/31/2019	A	85,230
4,775,000	NC Medical Care Commission Retirement Facilities (Salemtowne)[1]	4.000	10/01/2025	10/01/2020	A	4,777,961
						4,863,191

16      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio—4.0%
$2,785,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125%	06/01/2024	06/01/2024		$2,601,162
250,000	Cleveland, OH Airport (Continental Airlines)[1]	5.375	09/15/2027	01/31/2019	A	250,802
1,000,000	Cleveland-Cuyahoga County, OH Port Authority[1]	6.000	11/15/2035	11/15/2020	A	1,068,520
600,000	Cleveland-Cuyahoga County, OH Port Authority (Euclid Avenue Devel. Corp.)[1]	5.000	08/01/2029	08/01/2024	A	664,770
215,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)[1]	5.125	05/15/2022	01/31/2019	A	215,697
1,000,000	Gallia County, OH Hospital Facilities (Holzer/HHlthS/HMCG/ HMCJ Obligated Group)[1]	8.000	07/01/2042	05/27/2022	A	1,080,960
1,500,000	Lorain County, OH Port Authority (Kendal at Oberlin)[1]	5.000	11/15/2030	11/15/2023	A	1,623,540
205,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2022	09/01/2021	A	227,242
260,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2023	09/01/2021	A	287,490
275,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2024	09/01/2021	A	303,317
290,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2025	09/01/2021	A	318,664
305,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2026	09/01/2021	A	333,893
320,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2027	09/01/2021	A	349,354
875,000	Montgomery County, OH (Catholic Health Initiatives)[1]	6.125	10/01/2028	01/31/2019	A	878,071
17,400,000	OH Air Quality Devel. Authority (FirstEnergy Generation)[5]	5.625	06/01/2018	06/01/2018		16,878,000
15,000	OH HFA[1]	5.250	09/01/2030	01/31/2019	A	15,019
8,675,000	OH Higher Educational Facility Commission (Cleveland Clinic Health System)[3]	4.000	01/01/2036	01/01/2036		9,102,908
870,000	OH River South Authority (Lazarus Building Redevel.)[1]	5.750	12/01/2027	01/31/2019	A	871,757
945,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	10/24/2021	B	923,983
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	02/27/2030	B	1,855,678
935,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250	01/01/2024	01/01/2021	A	996,392

17      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$435,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250%	01/01/2024	01/01/2021	A	$459,965
380,000	Youngstown, OH Metropolitan Hsg. Authority[1]	3.000	12/15/2020	09/15/2020	B	378,784
100,000	Youngstown, OH Metropolitan Hsg. Authority[1]	3.200	06/15/2023	12/17/2022	B	99,677
210,000	Youngstown, OH Metropolitan Hsg. Authority[1]	4.000	12/15/2024	12/15/2019	A	211,224
						41,996,869

Oklahoma—0.1%
510,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	01/31/2019	A	511,301

Oregon—0.0%
5,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	02/01/2019	A	5,015
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.650	08/01/2026	02/01/2019	A	25,057
15,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)[1]	4.750	05/01/2029	01/31/2019	A	15,008
						45,080

Other Territory—0.5%
1,538,815	Public Hsg. Capital Fund Multi- State Revenue Trust I1	4.500	07/01/2022	10/20/2020	B	1,538,815
910,124	Public Hsg. Capital Fund Multi- State Revenue Trust II1	4.500	07/01/2022	10/18/2020	B	910,433
2,986,866	Public Hsg. Capital Fund Multi- State Revenue Trust III[1]	5.000	07/01/2022	03/07/2020	A	2,990,301
						5,439,549

Pennsylvania—4.1%
870,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600	07/01/2023	08/26/2021	B	844,265
1,750,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2022	11/22/2020	B	1,818,303
2,750,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2027	06/06/2025	B	2,934,965
275,000	Chester County, PA IDA (Woodlands at Graystone)[1]	4.375	03/01/2028	10/17/2025	B	270,603
1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.700	07/01/2027	07/01/2027		1,209,480
630,000	Franklin County, PA IDA (Menno-Haven)[1]	5.000	12/01/2028	12/01/2028		669,967
910,000	Franklin County, PA IDA (Menno-Haven)[1]	5.000	12/01/2030	12/01/2028	A	955,682
5,000,000	Luzerne County, PA GO1	5.000	11/15/2029	11/15/2025	A	5,656,000
2,840,000	Luzerne County, PA GO1	6.750	11/01/2023	11/01/2019	A	2,945,534

18      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$5,000,000	Luzerne County, PA IDA (Pennsylvania-American Water Company)[1]	5.500%	12/01/2039	12/01/2019	A	$5,132,350
9,900,000	Montgomery County, PA HEFA (Ursinus College)[1]	5.500	11/01/2046	01/31/2019	A	9,911,583
350,140	Northampton County, PA IDA (Northampton Generating)[6,9,10]	5.000	12/31/2023	12/31/2023		105,042
63,708	Northampton County, PA IDA (Northampton Generating)[6,9,10]	5.000	12/31/2023	12/31/2023		19,112
5,535,000	PA HEFA (Pennsylvania State System of Higher Education)[1]	5.000	06/15/2034	06/15/2019	A	5,605,405
785,000	PA HEFA (Ursinus College)1	5.000	01/01/2025	01/01/2022	A	833,576
1,735,000	Philadelphia, PA Authority for Industrial Devel. (La Salle University)[1]	5.000	05/01/2027	05/01/2027		1,895,297
1,810,000	Philadelphia, PA Authority for Industrial Devel. (La Salle University)[1]	5.000	05/01/2028	11/01/2027	A	1,972,918
						42,780,082

Rhode Island—0.0%
195,000	Pawtucket, RI Hsg. Authority[1]	5.500	09/01/2028	09/01/2020	A	209,832
75,000	Providence, RI Public Building Authority, Series A1	5.375	12/15/2021	01/31/2019	A	75,200
80,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	01/31/2019	A	80,378
						365,410

South Carolina—0.2%
1,612,519	SC Connector 2000 Assoc. Toll Road, Series B	2.624 [8]	01/01/2021	01/01/2021		1,398,619
682,059	SC Connector 2000 Assoc. Toll Road, Series B	3.418 [8]	01/01/2026	01/01/2026		402,353
						1,800,972

Tennessee—0.6%
545,000	Nashville, TN Metropolitan Development & Hsg. Agency (Fifth & Broadway Devel. District)1	4.500	06/01/2028	12/12/2025	B	559,704
5,000,000	TN Energy Acquisition Gas Corp.[1]	4.000 [4]	11/01/2049	11/01/2025	C	5,249,700
						5,809,404

Texas—4.6%
520,000	Argyle, TX Special Assessment (Highlands Argyle Public Improvement District No. 1)[1]	4.250	09/01/2027	12/09/2023	B	508,180
605,000	Arlington, TX Higher Education Finance Corp. (UMEP)[1]	4.550	08/15/2028	02/11/2026	B	594,800

19      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$70,000	Brazoria County, TX Municipal Utility District No. 34[1]	4.000%	09/01/2032	01/31/2019	A	$70,067
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[5,6,11]	6.750	10/01/2038	10/01/2038		—
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2023	07/08/2021	B	59,787
35,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2031	03/09/2028	B	34,356
1,075,000	Dallas, TX GO1	5.000	02/15/2030	02/15/2025	A	1,215,459
6,955,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2029	01/31/2019	A	6,972,457
35,000	Del Rio, TX Airport[1]	5.400	07/01/2019	01/31/2019	A	35,101
500,000	Fort Worth, TX Independent School District[1]	5.000	02/15/2030	02/15/2020	A	516,135
440,000	Gonzales, TX Healthcare System[1]	5.500	08/15/2019	01/31/2019	A	441,104
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	01/31/2019	A	343,186
7,825,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750	02/15/2021	05/29/2019	A	8,024,772
50,000	Houston, TX Airport System[1]	5.000	07/01/2032	01/31/2019	A	50,140
5,000	Houston, TX Airport System[1]	5.125	07/01/2032	01/31/2019	A	5,013
1,750,000	Houston, TX Airport System (United Airlines)[1]	5.000	07/15/2028	07/15/2028		1,983,958
390,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	5.875	05/15/2021	05/28/2020	B	409,071
5,000,000	Mission, TX EDC (Natgasoline)[1]	4.625	10/01/2031	08/25/2026	A	5,095,850
200,000	Newark, TX Higher Education Finance Corp. (Austin Achieve Public Schools)[1]	4.250	06/15/2028	08/21/2026	B	198,306
150,000	Newark, TX Higher Education Finance Corp. (Austin Achieve Public Schools)[1]	5.000	06/15/2033	06/15/2022	A	151,890
620,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[5,6,11]	6.450	06/01/2021	06/01/2021		—
110,000	San Antonio, TX Airport System (Passenger Facility)[1]	4.625	07/01/2030	01/31/2019	A	110,098
3,935,000	Temple, TX Tax Increment[1]	5.000	08/01/2028	07/27/2024	A	4,245,432
4,030,000	Texas City, TX Industrial Devel. Corp. (ARCO Pipe Line Co.)[1]	7.375	10/01/2020	10/01/2020		4,380,449
235,000	Trinity River Authority, TX Pollution Control (TXU Electric Company)[5,6,11]	6.250	05/01/2028	05/01/2028		—
780,000	TX Dept. of Hsg. & Community Affairs (Skyway Villas)[1]	5.450	12/01/2022	01/31/2019	A	780,866

20      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$10,235,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250%	12/15/2026	12/10/2023	B	$11,704,951
375,000	TX Private Activity (NTE Mobility Partners)[1]	7.500	12/31/2031	12/31/2019	A	393,416
50,000	Ysleta, TX Independent School District[1]	5.375	11/15/2024	05/15/2019	A	50,638
						48,375,482

Vermont—0.6%
1,820,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2020	10/01/2020		1,891,744
2,020,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2021	10/01/2021		2,137,625
1,025,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2022	10/01/2022		1,101,188
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2023	10/01/2022	A	1,073,600
						6,204,157

Virginia—0.6%
5,965,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)[1]	5.000	08/01/2036	02/01/2019	A	5,977,467
310,000	VA Small Business Financing Authority (Covanta Holding Corp.)[1]	5.000 [4]	01/01/2048	07/01/2023	A	315,109
368,000	Watkins Centre, VA Community Devel. Authority[1]	5.400	03/01/2020	01/31/2019	A	368,386
						6,660,962

Washington—0.4%
175,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	03/01/2019	A	174,990
10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750	01/01/2028	06/17/2019	A	10,034
1,500,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.250	10/01/2028	01/31/2019	A	1,505,400
2,265,000	WA Hsg. Finance Commission (Lutheran Retirement Home of Greater Seattle)[1]	3.125	07/01/2023	07/01/2023		2,247,627
400,000	WA Kalispel Tribe Indians Priority District[1]	5.000	01/01/2032	08/22/2027	A	423,632

21      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Washington (Continued)
$100,000	WA Kalispel Tribe Indians Priority District[1]	5.000%	01/01/2032	08/26/2027	A	$105,908
						4,467,591

West Virginia—0.5%
360,000	Monongalia County, WV Building Commission (Monongalia Health System)[1]	5.000	07/01/2025	07/01/2025		399,063
460,000	Monongalia County, WV Building Commission (Monongalia Health System)[1]	5.000	07/01/2026	07/01/2025	A	505,094
560,000	Monongalia County, WV Building Commission (Monongalia Health System)[1]	5.000	07/01/2027	07/01/2025	A	610,456
700,000	Monongalia County, WV Special District Excise Tax (University Town Center)[1]	4.500	06/01/2027	06/10/2024	B	690,816
2,730,000	WV EDA (Morgantown Associates)[1]	2.875	12/15/2026	04/17/2023	B	2,635,242
						4,840,671

Wisconsin—2.0%
705,000	Lomira Village, WI Community Devel. Authority[1]	3.650	10/01/2028	10/01/2023	A	711,543
175,000	Lomira Village, WI Community Devel. Authority[1]	3.750	10/01/2029	10/01/2023	A	176,545
150,000	WI H&EFA (Beloit College)[1]	5.250	06/01/2025	06/01/2020	A	157,026
100,000	WI H&EFA (Prohealth Care/ Waukesha Memorial Hospital/Prohealth Care Obligated Group)[1]	6.375	02/15/2029	02/15/2019	A	100,541
12,000,000	WI Public Finance Authority (American Dream at Meadowlands Project)[1]	6.250	08/01/2027	08/01/2027		12,931,320
390,000	WI Public Finance Authority (Community School of Davidson)[1]	5.000	10/01/2033	12/02/2027	A	401,185
1,825,000	WI Public Finance Authority Educational Facility (Wingate University)[1]	5.250	10/01/2029	10/01/2028	A	2,033,999
1,925,000	WI Public Finance Authority Educational Facility (Wingate University)[1]	5.250	10/01/2030	10/01/2028	A	2,135,537
1,030,000	WI Public Finance Authority Educational Facility (Wingate University)[1]	5.250	10/01/2031	10/01/2028	A	1,137,367

22      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Wisconsin (Continued)
$720,000	WI Public Finance Authority Educational Facility (Wingate University)[1]	5.250%	10/01/2032	10/01/2028	A	$793,829
						20,578,892

U.S. Possessions—12.4%
1,000,000	Puerto Rico Aqueduct & Sewer Authority, AGC	5.000	07/01/2025	01/31/2019	A	1,033,380
8,335,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	01/31/2019	A	8,416,766
6,095,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	01/31/2019	A	6,154,792
145,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	01/31/2019	A	146,422
4,245,000	Puerto Rico Commonwealth GO, AGC[12]	1.997	07/01/2019	07/01/2019		4,262,192
100,000	Puerto Rico Commonwealth GO, AGC[1]	5.000	07/01/2023	01/31/2019	A	103,296
15,580,000	Puerto Rico Commonwealth GO5	5.125	07/01/2024	07/01/2024		8,530,050
105,000	Puerto Rico Commonwealth GO5	5.250	07/01/2017	07/01/2017		56,962
655,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.250	07/01/2021	01/31/2019	A	662,991
515,000	Puerto Rico Commonwealth GO, AGC	5.250	07/01/2024	07/01/2021	A	546,796
5,250,000	Puerto Rico Commonwealth GO5	5.500	07/01/2026	07/01/2026		2,821,875
140,000	Puerto Rico Commonwealth GO5	5.500	07/01/2026	07/01/2026		75,250
2,160,000	Puerto Rico Commonwealth GO5	5.500	07/01/2027	07/01/2027		1,161,000
12,765,000	Puerto Rico Commonwealth GO5	6.000	07/01/2029	07/01/2029		6,893,100
300,000	Puerto Rico Commonwealth GO, AGC	6.000	07/01/2033	01/31/2019	A	312,339
90,000	Puerto Rico Commonwealth GO, NPFGC	7.480 [8]	07/01/2019	07/01/2019		88,276
80,000	Puerto Rico Convention Center Authority, AGC[1]	5.000	07/01/2027	01/31/2019	A	82,469
1,199,460	Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	07/01/2019		782,648
1,199,459	Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	07/01/2019		782,647
899,595	Puerto Rico Electric Power Authority[5]	10.000	01/01/2021	01/01/2021		586,986
899,595	Puerto Rico Electric Power Authority[5]	10.000	07/01/2021	07/01/2021		586,986
299,864	Puerto Rico Electric Power Authority[5]	10.000	01/01/2022	01/01/2022		195,661
299,865	Puerto Rico Electric Power Authority[5]	10.000	07/01/2022	07/01/2022		195,662
5,685,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2028	07/01/2028		3,538,913

23      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$6,565,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.250%	07/01/2026	11/30/2025	B	$4,086,713
40,000	Puerto Rico Electric Power Authority, Series DDD, AGC	5.000	07/01/2023	07/01/2020	A	41,131
1,000,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2023	01/31/2019	A	1,004,310
550,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2022	01/31/2019	A	553,498
100,000	Puerto Rico Electric Power Authority, Series RR, SGI	5.000	07/01/2025	07/01/2025		96,918
155,000	Puerto Rico Electric Power Authority, Series RR, AGC[1]	5.000	07/01/2026	01/31/2019	A	159,914
790,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2020	01/31/2019	A	796,549
2,000,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2021	01/31/2019	A	2,015,700
1,000,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2023	01/31/2019	A	1,004,310
1,380,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2017	07/01/2017		855,600
165,000	Puerto Rico Electric Power Authority, Series TT, NPFGC	5.000	07/01/2026	01/31/2019	A	165,437
10,000	Puerto Rico Electric Power Authority, Series UU, AGC	5.000	07/01/2023	01/31/2019	A	10,330
1,435,000	Puerto Rico Electric Power Authority, Series UU, AGC	5.000	07/01/2026	01/31/2019	A	1,481,695
1,705,000	Puerto Rico Electric Power Authority, Series VV, NPFGC	5.250	07/01/2025	07/01/2025		1,785,442
250,000	Puerto Rico Electric Power Authority, Series XX5	5.250	07/01/2027	07/01/2027		155,625
6,280,000	Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2017	07/01/2017		3,893,600
1,180,000	Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2025	07/01/2025		734,550
475,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2029	01/31/2019	A	475,361
230,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.250	07/01/2022	07/01/2022		243,986
790,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.500	07/01/2019	07/01/2019		798,137
105,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.500	07/01/2020	07/01/2020		108,793
530,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.500	07/01/2023	07/01/2023		572,813
530,000	Puerto Rico Highway & Transportation Authority, FGIC[13]	5.750	07/01/2021	07/01/2021		424,000
675,000	Puerto Rico Highway & Transportation Authority, Series G, FGIC[13]	5.250	07/01/2019	07/01/2019		540,000

24      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$1,045,000	Puerto Rico Highway & Transportation Authority, Series N5	5.500%	07/01/2021	07/01/2021		$310,887
2,465,000	Puerto Rico Infrastructure (Mepsi Campus)[5]	6.250	10/01/2024	06/12/2022	B	499,162
3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	10/17/2024	B	3,231,388
450,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		466,538
50,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2020	02/01/2019	A	50,696
50,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2022	02/01/2019	A	51,147
1,605,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2027	02/01/2019	A	1,654,530
305,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2030	02/01/2019	A	313,137
2,000,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2019	02/01/2019	A	2,009,700
145,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2020	02/01/2019	A	147,640
265,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2021	02/01/2019	A	271,357
30,000	Puerto Rico Municipal Finance Agency, Series B, AGC[1]	5.250	07/01/2021	07/01/2021		31,441
395,000	Puerto Rico Municipal Finance Agency, Series C, AGC[1]	5.250	08/01/2019	08/01/2019		400,589
40,000	Puerto Rico Municipal Finance Agency, Series C, AGC[1]	5.250	08/01/2022	08/01/2022		42,486
50,000	Puerto Rico Public Buildings Authority, AGC[1]	5.250	07/01/2025	07/01/2025		54,197
760,000	Puerto Rico Public Buildings Authority[5]	5.250	07/01/2027	10/17/2026	B	419,900
54,141	Puerto Rico Public Buildings Authority, FGIC[13]	5.500	07/01/2016	07/01/2016		42,230
135,000	Puerto Rico Public Buildings Authority[5]	5.500	07/01/2023	07/01/2023		72,900
1,335,181	Puerto Rico Public Buildings Authority[5]	5.750	07/01/2016	07/01/2016		720,998
500,000	Puerto Rico Public Buildings Authority[5]	6.125	07/01/2023	07/01/2023		277,500
5,345,000	Puerto Rico Public Buildings Authority[5]	6.250	07/01/2022	07/01/2022		2,966,475
2,905,000	Puerto Rico Public Buildings Authority[5]	6.250	07/01/2026	07/01/2026		1,612,275
190,000	Puerto Rico Public Buildings Authority, AMBAC	10.000 [4]	07/01/2035	01/31/2019	A	201,085
37,400,000	Puerto Rico Public Finance Corp., Series A5	6.500	08/01/2028	12/12/2027	B	2,057,000

25      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$54,770,000	Puerto Rico Public Finance Corp., Series B5	5.500%	08/01/2031	07/17/2029	B	$3,012,350
10,675,000	Puerto Rico Public Finance Corp., Series B5	6.000	08/01/2024	08/01/2024		587,125
17,475,000	Puerto Rico Public Finance Corp., Series B5	6.000	08/01/2025	08/01/2025		961,125
6,495,000	Puerto Rico Public Finance Corp., Series B5	6.000	08/01/2026	08/01/2026		357,225
1,175,000	Puerto Rico Sales Tax Financing Corp., Series A5	4.375	08/01/2020	08/01/2020		541,969
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A5	4.625	08/01/2019	08/01/2019		461,250
11,355,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.000	08/01/2018	08/01/2018		5,152,331
22,825,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.000	08/01/2024	08/01/2024		10,642,156
12,900,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.500	08/01/2021	08/01/2021		6,014,625
5,970,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.750	08/01/2037	01/31/2037	B	2,783,513
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.000	08/01/2022	08/01/2022		777,500
1,000,000	University of Puerto Rico	5.000	06/01/2020	06/01/2020		980,000
5,000,000	University of Puerto Rico	5.000	06/01/2025	06/01/2025		4,737,500
2,535,000	University of Puerto Rico, Series P	5.000	06/01/2023	06/01/2023		2,427,263
1,790,000	University of Puerto Rico, Series Q	5.000	06/01/2022	06/01/2022		1,722,875
						129,085,936
Total Municipal Bonds and Notes (Cost $1,209,465,643)						1,116,515,029

Shares
Common Stock—0.0%
6,757	Resolute Forest Products14 (Cost $80,903)	53,583

Total Investments, at Value (Cost $1,209,546,546)—107.1%		1,116,568,612
Net Other Assets (Liabilities)—(7.1)		(74,441,678)
Net Assets—100.0%		$1,042,126,934

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Option call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

D. Average life due to mandatory, or expected, sinking fund principal payment prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

26      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

5. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

6. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Zero coupon bond reflects effective yield on the original acquisition date.

9. Interest or dividend is paid-in-kind, when applicable.

10. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

11. Security received as the result of issuer reorganization.

12. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

13. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

14. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

AGC	Assured Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
AMS	ACTS Management Services, Inc.
AM&S	Academies of Math & Science
AM&SS	Academies of Math & Science South
ARLC	ACTS Retirement-Life Communities, Inc.
ASCS	ACTS Signature Community Services, Inc.
ASUN	Arizona State University
AT	Azalea Trace, Inc.
AWCC	American Water Capital Corp.
CASvcs	Children’s Anesthesia Services
CCAH	Cleveland Clinic Avon Hospital
CCFHN	Cleveland Clinic Florida Hospitals Naples
CCFL	Cleveland Clinic Florida
CCFnd	Cleveland Clinic Foundation
CCHlthS	Cleveland Clinic Health Care
CCHSER	Cleveland Clinic Health System-East Region
CHA	Children’s Healthcare of Atlanta
CHAF	Children’s Healthcare of Atlanta Foundation
COP	Certificates of Participation
CSS	Children’s Sedation Services
EAS	Egleston Affiliated Services
ECHEU	Egleston Children’s Hospital at Emory University
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.

27      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

EDFA	Economic Devel. Finance Authority
EPG	Egleston Pediatric Group
FairviewH	Fairview Hospital
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HHlthS	Holzer Health Systems
HMCG	Holzer Medical Center-Gallipolis
HMCJ	Holzer Medical Center-Jackson
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KAWC	Kentucky American Water Company
LutheranH	Lutheran Hospital
LVE	Lanier Village Estates, Inc.
MaryH	Marymount Hospital
MedHosp	Medina Hospital
MercyH	Mercy Health
MercyHS	Mercy Health Systems
MSSA	Math & Science Success Academy
NPFGC	National Public Finance Guarantee Corp.
NY/NJ	New York/New Jersey
NYC	New York City
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network
PCTC	Presence Care Transformation Corp.
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHlth	Presence Health
PHN	Presence Health Network
PHP	Presence PRV Health
PHS	Pinnacle Health System
PLC	Presence Life Connections
PPH	Presence PRV Health
PRC	Presence RHC Corporation
PRMC	Presence Resurrection Medical Center
PSFH	Presence Saint Francis Hospital
PSJHC	Presence Saint Francis Hospital-Chicago
PSM&EMC	Presence Saints Mary and Elizabeth Medical Center
PSSC	Presence Senior Services - Chicagoland
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center

28      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

Res Rec	Resource Recovery Facility
RHP	Rockford Health Physicians
RMH	Rockford Memorial Hospital
RUMC	Rush University Medical Center
SGI	Syncora Guarantee, Inc.
SRCMC	Scottish Rite Children’s Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
UMEP	UME Preparatory Academy
USDA	U.S. Department of Agriculture

29      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2018 Unaudited

1. Organization

Oppenheimer Rochester Short Duration High Yield Municipal Fund (the “Fund”), a series of Oppenheimer Municipal Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt

30      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

2. Securities Valuation (Continued)

securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

31      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$12,170,766	$—	$12,170,766
Arizona	—	18,841,670	—	18,841,670
Arkansas	—	2,418,861	—	2,418,861
California	—	172,388,417	—	172,388,417
Colorado	—	12,163,667	—	12,163,667
Connecticut	—	533,059	—	533,059
District of Columbia	—	63,693,430	—	63,693,430
Florida	—	41,177,625	784,663	41,962,288
Georgia	—	37,456,511	—	37,456,511
Hawaii	—	11,895,623	—	11,895,623
Idaho	—	615,917	—	615,917
Illinois	—	127,557,748	—	127,557,748
Indiana	—	17,010,899	—	17,010,899
Iowa	—	2,389,284	—	2,389,284
Kansas	—	385,913	—	385,913
Kentucky	—	6,749,492	—	6,749,492
Louisiana	—	21,660,900	—	21,660,900
Maine	—	649,054	—	649,054
Maryland	—	65,118	—	65,118
Massachusetts	—	28,036,824	—	28,036,824
Michigan	—	9,525,608	—	9,525,608
Minnesota	—	17,037,710	—	17,037,710
Mississippi	—	19,467,913	—	19,467,913
Missouri	—	14,200,452	—	14,200,452
Montana	—	215,112	—	215,112
Nebraska	—	10,910,800	—	10,910,800
Nevada	—	5,268,624	—	5,268,624
New Hampshire	—	9,614,440	—	9,614,440
New Jersey	—	50,425,865	—	50,425,865
New Mexico	—	2,093,080	—	2,093,080
New York	—	75,284,435	—	75,284,435
North Carolina	—	4,863,191	—	4,863,191
Ohio	—	41,996,869	—	41,996,869
Oklahoma	—	511,301	—	511,301
Oregon	—	45,080	—	45,080

32      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Other Territory	$—	$5,439,549	$—	$5,439,549
Pennsylvania	—	42,655,928	124,154	42,780,082
Rhode Island	—	365,410	—	365,410
South Carolina	—	1,800,972	—	1,800,972
Tennessee	—	5,809,404	—	5,809,404
Texas	—	48,375,482	—	48,375,482
Vermont	—	6,204,157	—	6,204,157
Virginia	—	6,660,962	—	6,660,962
Washington	—	4,467,591	—	4,467,591
West Virginia	—	4,840,671	—	4,840,671
Wisconsin	—	20,578,892	—	20,578,892
U.S. Possessions	—	129,085,936	—	129,085,936
Common Stock	53,583	—	—	53,583

Total Assets	$53,583	$1,115,606,212	$908,817	$1,116,568,612

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or

33      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding

34      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/

35      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $25,000,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $122,753,680 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $68,630,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 5,625,000	CA GO Tender Option Bond Series 2017-XF0580 Trust	7.038%	11/1/33	$ 7,357,894
25,000,000	CA Health Facilities Financing Authority Tender Option Bond Series 2015-XF2024 Trust[3]	7.604	11/15/31	28,796,500
2,500,000	MA Water Resources Authority Tender Option Bond Series 2017-XF2502 Trust	11.337	8/1/30	5,180,350
3,335,000	NJ Turnpike Authority Tender Option Bond Series 2017-XF0574 Trust	5.541	1/1/35	3,684,108
2,750,000	NYC Transitional Finance Authority (Building Aid) Tender Option Bond Series 2017-XF0561 Trust	10.445	7/15/36	4,341,920
4,335,000	OH Hospital Facilities (CCHlthS/CCFnd/FairviewH/ LutheranH/MaryH/CCFL/CCFHN/CCHSER/CCAH/ MedHosp Obligated Group) Tender Option Bond Series 2017-XF0573 Trust	4.650	1/1/36	4,762,908

				$ 54,123,680

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

36      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 15% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $68,630,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$6,152,386

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets

37      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment. There were no securities not accruing interest at period end.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$269,100,437
Market Value	$94,020,257
Market Value as % of Net Assets	9.02%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing

38      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a

39      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Pending Acquisition (Continued)

corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

40      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Duration High Yield Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/15/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/15/2019